Receivables	12 Months Ended
Dec. 31, 2024
Notes to Consolidated Financial Statements [Abstract]
Receivables

Detailed information on financial position

Note 12 | Receivables

As at December 31		2024	2023
Receivables from customers	Segment
Third parties	Retail (Nutrien Financial) [1]	2,937	2,943
	Retail	1,211	1,097
	Potash, Nitrogen, Phosphate	532	577
Related party – Canpotex	Potash (Note 26)	122	162
Less allowance for expected credit losses of receivables from customers		(167)	(111)
		4,635	4,668
Rebates		239	198
Income taxes (Note 10)		245	295
Other receivables		271	237
		5,390	5,398

1  Includes $2,531 million of very low risk of default and $406 million of low risk of default (2023 – $2,578 million of very low risk of default and $365 million of low risk of default).

Qualifying receivables from customers financed by Nutrien Financial represent high-quality receivables from customers that have been rated very low to low risk of default among Retail’s receivables from customers.

Customer credit with a financial institution of $405 million as at December 31, 2024, related to our agency agreement, is not recognized in our consolidated balance sheets. Through the agency agreement, we only have a limited recourse involvement to the extent of an indemnification of the financial institution to a maximum of 5 percent (2023 – 5 percent) of the qualified customer loans. Historical indemnification losses on this arrangement have been negligible, and the average aging of the customer loans with the financial institution is current.